Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000219256
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Class Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Trading Symbol	SIXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by pairing a portfolio of equity securities with an index call option writing strategy designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing strong risk-adjusted returns. For the fiscal year ended November 30, 2025, the Fund delivered a return of 4.87% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P 500 Index, delivered a return of 15.00% over the same period.

The Fund’s performance was a tale of two periods – first being the post-President Trump election (November 2024) to the Liberation Day fallout (early April 2025) (“phase 1”), and second being the period thereafter (“phase 2”). The Fund outperformed its broad-based index in phase 1 but underperformed in phase 2 as the S&P 500 Index moved aggressively higher after the Liberation Day fallout. The leading contributors to the S&P 500 Index remained top-heavy in those companies most tied-in to the Artificial Intelligence build-out theme, and, while the Fund had exposure to these companies, the Fund tended to be underweight compared to the sizing in the S&P 500 Index. The Fund’s call-option overlay was a net positive for performance in phase 1, but as the broader equity market climbed in a consistent fashion thereafter, the Fund’s hedged strategy was a drag on performance. In totality for the period, the cost of hedging the equity portion of the Fund was a drag on performance, which is an expected outcome of writing call options in an upward market environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†
May/20	$10,000	$10,000	$10,000
Nov/20	$10,614	$12,486	$11,600
Nov/21	$11,969	$15,972	$13,706
Nov/22	$13,338	$14,501	$12,771
Nov/23	$13,986	$16,508	$13,827
Nov/24	$16,338	$22,102	$16,564
Nov/25	$17,133	$25,417	$18,142

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	4.87%	10.05%	10.15%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	18.24%
Cboe S&P 500 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	9.53%	9.36%	11.29%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 496,807,524
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,682,436
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$496,807,524	58	$1,682,436	214%

Holdings [Text Block]

Sector Weightings*

Value	Value
Written Options	-1.1%
Short-Term Investment	0.1%
Energy	2.6%
Utilities	3.7%
Real Estate	3.9%
Exchange-Traded Fund	4.3%
Industrials	4.7%
Consumer Discretionary	6.4%
Information Technology	11.7%
Health Care	12.9%
Financials	14.0%
Communication Services	15.7%
Consumer Staples	21.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Bloomberg 1-3 Month T-Bill ETF	4.3%
AT&T	4.0%
Verizon Communications	3.9%
Altria Group	3.9%
PepsiCo	3.9%
Merck	3.2%
Alphabet, Cl A	2.8%
Philip Morris International	2.7%
Colgate-Palmolive	2.7%
US Bancorp	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219253
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Low Beta Equity Strategy ETF
Class Name	ETC 6 Meridian Low Beta Equity Strategy ETF
Trading Symbol	SIXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Low Beta Equity Strategy ETF	$48	0.49%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality securities with relatively low exposure to broad equity market risk (i.e., “beta”). For the fiscal year ended November 30, 2025, the Fund delivered a return of -3.00% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P Total Market Index, delivered a return of 13.53% over the same period.  The Fund’s secondary benchmark index, a blended 34/33/33 S&P 500 / SmallCap 600 / MidCap 400 delivered a return of 3.98% over the same period.

The Fund’s performance was a tale of two periods – first being the post-President Trump election (November 2024) to the Liberation Day fallout (early April 2025) (“phase 1”), and second being the period thereafter (“phase 2”). The Fund outperformed the S&P Total Market Index in phase 1 but underperformed in phase 2 as the S&P Total Market Index moved aggressively higher after the Liberation Day fallout. Since broader markets rallied aggressively post-Liberation Day, lower beta stocks did not keep pace, which detracted from the Fund’s relative performance. As the Fund is constructed to be equally-weighted across small-, mid-, and large-capitalization companies, any significant divergence amongst the various market capitalizations in performance of a “cap-weighted” index (e.g., the S&P Total Market Index) can be to the detriment of the Fund’s relative performance as well. The secondary benchmark index is a more suitable comp for the period. While the Fund still trailed the secondary benchmark index, it too mimicked the two-periods mentioned above as the low beta factor was favorable in “phase 1” but became out of favor by the market during “phase 2”.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Low Beta Equity Strategy ETF	S&P Total Market Index (USD) (TR)Footnote Reference*	34/33/33 S&P 500/SmallCap 600/MidCap 400
May/20	$10,000	$10,000	$10,000
Nov/20	$11,272	$12,786	$13,027
Nov/21	$13,297	$16,173	$16,775
Nov/22	$13,670	$14,353	$15,746
Nov/23	$12,938	$16,165	$16,304
Nov/24	$16,228	$21,751	$21,814
Nov/25	$15,742	$24,694	$22,681

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ETC 6 Meridian Low Beta Equity Strategy ETF	-3.00%	6.91%	8.49%
S&P Total Market Index (USD) (TR)Footnote Reference*	13.53%	14.07%	17.63%
34/33/33 S&P 500/SmallCap 600/MidCap 400	3.98%	11.73%	15.85%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 191,377,211
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 634,800
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$191,377,211	240	$634,800	61%

Holdings [Text Block]

Sector Weightings *

Value	Value
Short-Term Investment	0.6%
Energy	1.7%
Information Technology	2.1%
Communication Services	2.5%
Materials	3.1%
Consumer Discretionary	4.5%
Industrials	7.6%
Real Estate	11.1%
Financials	13.1%
Health Care	15.0%
Consumer Staples	18.2%
Utilities	20.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Protagonist Therapeutics	0.6%
Dycom Industries	0.6%
Coca-Cola Consolidated	0.6%
MDU Resources Group	0.5%
CNX Resources	0.5%
CACI International, Cl A	0.5%
McKesson	0.5%
Clearway Energy, Cl C	0.5%
Cencora, Cl A	0.5%
InterDigital	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219254
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Mega Cap Equity ETF
Class Name	ETC 6 Meridian Mega Cap Equity ETF
Trading Symbol	SIXA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Mega Cap Equity ETF	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality, large-capitalization stocks. For the fiscal year ended November 30, 2025, the Fund delivered a return of 10.05% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P 500 Index, delivered a return of 15.00% over the same period.

The Fund’s performance was a tale of two periods – first being the post-President Trump election (November 2024) to the Liberation Day fallout (early April 2025) (“phase 1”), and second being the period thereafter (“phase 2”). The Fund outperformed its broad-based index in phase 1 but underperformed in phase 2 as the S&P 500 Index moved aggressively higher after the Liberation Day fallout. The leading contributors to the S&P 500 Index remained top-heavy in those companies most tied-in to the Artificial Intelligence build-out theme, and, while the Fund had exposure to these companies, the Fund tended to be underweight compared to the sizing in the S&P 500 Index. As a multifactor styled portfolio, the Fund saw the primary benefits from its Quality  exposure, which looks at the profitability of a company relative to their asset base.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Mega Cap Equity ETF	S&P 500 Index (USD) (TR)Footnote Reference*
May/20	$10,000	$10,000
Nov/20	$11,588	$12,486
Nov/21	$13,974	$15,972
Nov/22	$14,355	$14,501
Nov/23	$14,892	$16,508
Nov/24	$20,057	$22,102
Nov/25	$22,072	$25,417

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ETC 6 Meridian Mega Cap Equity ETF	10.05%	13.75%	15.28%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	18.24%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 408,882,894
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,289,744
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$408,882,894	55	$1,289,744	181%

Holdings [Text Block]

Sector Weightings *

Value	Value
Short-Term Investment	0.2%
Energy	2.6%
Utilities	3.9%
Real Estate	4.0%
Industrials	4.9%
Consumer Discretionary	6.6%
Information Technology	12.1%
Health Care	13.3%
Financials	14.5%
Communication Services	16.2%
Consumer Staples	21.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T	4.1%
Verizon Communications	4.0%
Altria Group	4.0%
PepsiCo	4.0%
Merck	3.3%
Alphabet, Cl A	2.9%
Philip Morris International	2.8%
Colgate-Palmolive	2.8%
US Bancorp	2.7%
Pfizer	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219255
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Small Cap Equity ETF
Class Name	ETC 6 Meridian Small Cap Equity ETF
Trading Symbol	SIXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Small Cap Equity ETF	$52	0.53%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality, small-capitalization stocks. For the fiscal year ended November 30, 2025, the Fund delivered a return of -2.63% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P Total Markets Index, delivered a return of 13.53% over the same period. The Fund’s secondary benchmark index, the S&P Small Cap 600 Index, delivered a return of -2.37% over the same period. The Fund’s performance was more in line with the  S&P Small Cap 600 Index relative to the broad-based index, which has a significantly stronger leaning into large capitalization stocks.

The Fund is positioned across two factors: Low Beta and Value. The performance of each factor was broadly in line with the secondary benchmark index, as illustrated by the lack of performance variation over the period between the Fund and the more respectable comp of the secondary benchmark. Small capitalization stocks in the US were susceptible to volatile swings amidst the noise stemming from the US Presidential Election, ensuing tariff policies, and changing expectations on the path of interest rates. The Fund is a two-factor portfolio broken between low beta and value securities. The performance of both factors was in line with the broader small cap index, therefore, there was little divergence between the Fund and the more respectable comp of the Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Small Cap Equity ETF	S&P Total Market Index (USD) (TR)Footnote Reference*	S&P SmallCap 600 Index (USD)
May/20	$10,000	$10,000	$10,000
Nov/20	$13,311	$12,786	$13,532
Nov/21	$18,794	$16,173	$17,784
Nov/22	$17,181	$14,353	$16,718
Nov/23	$17,117	$16,165	$16,047
Nov/24	$20,943	$21,751	$21,374
Nov/25	$20,393	$24,694	$20,868

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ETC 6 Meridian Small Cap Equity ETF	-2.63%	8.91%	13.66%
S&P Total Market Index (USD) (TR)Footnote Reference*	13.53%	14.07%	17.63%
S&P SmallCap 600 Index (USD)	-2.37%	9.05%	14.13%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 107,826,501
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 326,895
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$107,826,501	82	$326,895	82%

Holdings [Text Block]

Sector Weightings *

Value	Value
Short-Term Investment	1.3%
Materials	2.2%
Communication Services	2.4%
Energy	3.4%
Industrials	5.5%
Information Technology	7.2%
Real Estate	8.9%
Consumer Discretionary	10.3%
Utilities	12.2%
Consumer Staples	12.3%
Health Care	15.1%
Financials	19.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
International Seaways	2.6%
EZCORP, Cl A	2.6%
Innoviva	2.4%
HCI Group	2.3%
Enact Holdings	2.3%
Protagonist Therapeutics	1.7%
Cal-Maine Foods	1.7%
Pediatrix Medical Group	1.6%
Teradata	1.6%
Clearway Energy, Cl C	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000226842
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Quality Growth ETF
Class Name	ETC 6 Meridian Quality Growth ETF
Trading Symbol	SXQG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Quality Growth ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality growth stocks. For the fiscal year ended November 30, 2025, the Fund delivered a return of 1.25% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P 500 Index, delivered a return of 15.00% over the same period. Performance of securities exhibiting high growth characteristics, as indicated by the Russell 1000 Growth Index, the Fund’s secondary benchmark index (which delivered a return of 20.35% for the period), contributed to the high performance.

The Fund’s performance was a tale of two periods – first being the post-President Trump election (November 2024) to the Liberation Day fallout (early April 2025) (“phase 1”), and second being the period thereafter (“phase 2”). The Fund was similar to the S&P 500 Index during phase 1 of this period as growth-oriented securities were the laggards in that period. Thereafter during phase 2, the Fund performed well but not to the same degree as the S&P 500 Index and Russell 1000 Growth Index, as those indices were more highly concentrated among a few large companies (i.e., NVIDIA, Apple, Microsoft,  Amazon, Alphabet, Meta Platforms, Broadcom, and Tesla). The leading contributors to the S&P 500 Index and Russell 1000 Growth Index remained top-heavy in those companies most tied-in to the Artificial Intelligence build-out theme, and, while the Fund had exposure, the Fund tended to be underweight relative to the sizing in the S&P 500 Index and Russell 1000 Growth Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Quality Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
May/21	$10,000	$10,000	$10,000
Nov/21	$11,030	$10,991	$11,954
Nov/22	$9,019	$9,979	$9,367
Nov/23	$10,419	$11,360	$11,819
Nov/24	$13,511	$15,210	$16,315
Nov/25	$13,681	$17,492	$19,635

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Quality Growth ETF	1.25%	7.11%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	13.04%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	20.35%	15.94%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 67,908,872
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 192,934
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$67,908,872	90	$192,934	54%

Holdings [Text Block]

Sector Weightings *

Value	Value
Materials	0.0%
Short-Term Investment	0.3%
Energy	0.5%
Industrials	6.8%
Consumer Discretionary	7.4%
Consumer Staples	8.0%
Financials	13.5%
Health Care	17.1%
Communication Services	17.4%
Information Technology	29.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	6.6%
Apple	5.6%
NVIDIA	5.1%
Intuitive Surgical	4.8%
Microsoft	4.8%
Visa, Cl A	4.2%
TJX	4.2%
Meta Platforms, Cl A	4.1%
Costco Wholesale	4.1%
Mastercard, Cl A	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials